SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest paid	$ 123	$ 106
Taxes paid	13	15
Equipment acquired under finance leases and equipment loans	$ 136	$ 121